Acquisition (Purchase Consideration) (Details) - Jul. 01, 2016 - TECO Energy Inc [Member] $ / shares in Units, $ in Billions, $ in Billions	CAD ($)	USD ($) $ / shares
Business Combination, Consideration Transferred [Abstract]
Business Acquisition, Share Price		$ 27.55
Payments to Acquire Businesses, Gross	$ 8.4	$ 6.5
Business Combination, Consideration Transferred, Liabilities Incurred	5.5	4.2
Business Combination, Consideration Transferred	$ 13.9	$ 10.7